UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE SOCIAL
AWARENESS PORTFOLIO
FORM N-Q
JANUARY 31, 2009

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited)	January 31, 2009

Shares	Security	Value

COMMON STOCKS — 66.5%
CONSUMER DISCRETIONARY — 4.5%
Hotels, Restaurants & Leisure — 1.5%
29,560	Yum! Brands Inc.	$846,007

Multiline Retail — 0.8%
13,400	Target Corp.	418,080

Specialty Retail — 1.0%
30,800	Lowe’s Cos. Inc.	562,716

Textiles, Apparel & Luxury Goods — 1.2%
11,750	V.F. Corp.	658,235

	TOTAL CONSUMER DISCRETIONARY	2,485,038

CONSUMER STAPLES — 10.2%
Beverages — 2.5%
27,200	PepsiCo Inc.	1,366,256

Food & Staples Retailing — 2.5%
52,100	CVS Corp.	1,400,448

Food Products — 2.6%
86,000	Darling International Inc. *	394,740
17,300	General Mills Inc.	1,023,295

	Total Food Products	1,418,035

Household Products — 2.6%
26,387	Procter & Gamble Co.	1,438,091

	TOTAL CONSUMER STAPLES	5,622,830

ENERGY — 8.2%
Energy Equipment & Services — 3.1%
30,050	FMC Technologies Inc. *	889,179
29,574	National-Oilwell Varco Inc. *	781,937

	Total Energy Equipment & Services	1,671,116

Oil, Gas & Consumable Fuels — 5.1%
19,660	Apache Corp.	1,474,500
31,291	BP PLC, ADR	1,328,929

	Total Oil, Gas & Consumable Fuels	2,803,429

	TOTAL ENERGY	4,474,545

FINANCIALS — 7.6%
Capital Markets — 1.3%
31,150	Invesco Ltd.	367,259
13,580	T. Rowe Price Group Inc.	374,536

	Total Capital Markets	741,795

Commercial Banks — 4.3%
29,650	Comerica Inc.	493,969
60,800	U.S. Bancorp	902,272
50,070	Wells Fargo & Co.	946,323

	Total Commercial Banks	2,342,564

Insurance — 2.0%
18,500	Arch Capital Group Ltd. *	1,112,775

	TOTAL FINANCIALS	4,197,134

HEALTH CARE — 12.4%
Biotechnology — 6.4%
31,480	BioMarin Pharmaceutical Inc. *	606,305
17,710	Celgene Corp. *	937,744
11,450	Genentech Inc. *	930,198
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value

Biotechnology — 6.4% (continued)
19,760	Gilead Sciences Inc. *	$1,003,215

	Total Biotechnology	3,477,462

Health Care Equipment & Supplies — 3.8%
21,500	Covidien Ltd.	824,310
17,740	Inverness Medical Innovations Inc. *	434,098
19,900	Stryker Corp.	840,576

	Total Health Care Equipment & Supplies	2,098,984

Health Care Providers & Services — 2.2%
6,416	Aetna Inc.	198,896
14,550	Express Scripts Inc. *	782,208
7,180	Mednax Inc. *	241,033

	Total Health Care Providers & Services	1,222,137

	TOTAL HEALTH CARE	6,798,583

INDUSTRIALS — 6.1%
Commercial Services & Supplies — 3.3%
38,854	Covanta Holding Corp. *	671,786
43,950	Republic Services Inc.	1,136,547

	Total Commercial Services & Supplies	1,808,333

Electrical Equipment — 1.4%
23,270	Emerson Electric Co.	760,929

Machinery — 1.4%
22,350	Deere & Co.	776,439

	TOTAL INDUSTRIALS	3,345,701

INFORMATION TECHNOLOGY — 9.9%
Communications Equipment — 2.1%
48,900	Cisco Systems Inc. *	732,033
29,062	Juniper Networks Inc. *	411,518

	Total Communications Equipment	1,143,551

Computers & Peripherals — 1.5%
3,900	Apple Inc. *	351,507
31,200	NetApp Inc. *	462,696

	Total Computers & Peripherals	814,203

Internet Software & Services — 1.0%
1,650	Google Inc., Class A Shares *	558,574

IT Services — 2.3%
21,350	Accenture Ltd., Class A Shares	673,806
22,580	Lender Processing Services Inc.	585,274

	Total IT Services	1,259,080

Semiconductors & Semiconductor Equipment — 1.6%
34,820	Broadcom Corp., Class A Shares *	551,897
19,150	Varian Semiconductor Equipment Associates Inc. *	364,616

	Total Semiconductors & Semiconductor Equipment	916,513

Software — 1.4%
19,291	Amdocs Ltd. *	326,404
25,630	Microsoft Corp.	438,273

	Total Software	764,677

	TOTAL INFORMATION TECHNOLOGY	5,456,598

MATERIALS — 3.3%
Chemicals — 2.3%
14,100	Air Products & Chemicals Inc.	709,230
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value

Chemicals — 2.3% (continued)
7,500	Potash Corporation of Saskatchewan Inc.	$561,450

	Total Chemicals	1,270,680

Construction Materials — 0.4%
2,500	Martin Marietta Materials Inc.	201,300

Metals & Mining — 0.6%
14,900	Cliffs Natural Resources Inc.	345,233

	TOTAL MATERIALS	1,817,213

TELECOMMUNICATION SERVICES — 1.8%
Wireless Telecommunication Services — 1.8%
16,740	America Movil SAB de CV, Series L Shares, ADR	477,257
16,450	American Tower Corp., Class A Shares *	499,093

	TOTAL TELECOMMUNICATION SERVICES	976,350

UTILITIES — 2.5%
Electric Utilities — 2.5%
11,600	Exelon Corp.	628,952
31,650	Northeast Utilities	753,270

	TOTAL UTILITIES	1,382,222

	TOTAL COMMON STOCKS
	(Cost — $46,485,479)	36,556,214

Face
Amount

CORPORATE BONDS & NOTES — 9.9%
CONSUMER DISCRETIONARY — 0.8%
Media — 0.3%
$200,000	Comcast Corp., Bonds, 5.650% due 6/15/35	173,645

Specialty Retail — 0.5%
275,000	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	276,434

	TOTAL CONSUMER DISCRETIONARY	450,079

CONSUMER STAPLES — 0.8%
Beverages — 0.5%
245,000	PepsiCo Inc., Senior Notes, 5.000% due 6/1/18	255,907

Household Products — 0.3%
170,000	Procter & Gamble Co., Senior Notes, 4.600% due 1/15/14	180,150

	TOTAL CONSUMER STAPLES	436,057

ENERGY — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
275,000	Apache Corp., Senior Notes, 5.250% due 4/15/13	281,364

FINANCIALS — 5.9%
Capital Markets — 0.9%
243,000	Goldman Sachs Group Inc., Senior Notes, 5.700% due 9/1/12	236,004
250,000	Morgan Stanley, Notes, 5.300% due 3/1/13	230,339

	Total Capital Markets	466,343

Commercial Banks — 0.9%
275,000	CIT Group Inc., Senior Notes, 4.750% due 12/15/10	237,083
250,000	Wells Fargo Bank NA, Subordinated Notes, 6.450% due 2/1/11	256,849

	Total Commercial Banks	493,932

Consumer Finance — 1.1%
800,000	SLM Corp., Medium-Term Notes, 5.000% due 10/1/13	609,420

Diversified Financial Services — 2.9%
325,000	American General Finance Corp., Notes, 3.875% due 10/1/09	264,455
250,000	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	224,733
325,000	HSBC Finance Corp., Notes, 6.375% due 10/15/11	334,629
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value

Diversified Financial Services — 2.9% (continued)
$225,000	IBM International Group Capital LLC, Senior Notes, 5.050% due 10/22/12	$238,709
325,000	John Deere Capital Corp., Medium-Term Notes, 5.650% due 7/25/11	337,553
200,000	National Rural Utilities Cooperative Finance Corp., Medium-Term Notes, 8.000% due 3/1/32	199,917

	Total Diversified Financial Services	1,599,996

Insurance — 0.1%
200,000	Genworth Financial Inc., Senior Notes, 6.500% due 6/15/34	73,614

	TOTAL FINANCIALS	3,243,305

HEALTH CARE — 1.6%
Pharmaceuticals — 1.6%
225,000	Abbott Laboratories, Senior Notes, 5.600% due 11/30/17	240,897
275,000	AstraZeneca PLC, Senior Notes, 5.400% due 9/15/12	292,514
300,000	Johnson & Johnson, Notes, 5.150% due 8/15/12	324,980

	TOTAL HEALTH CARE	858,391

MATERIALS — 0.3%
Chemicals — 0.3%
200,000	Potash Corp. of Saskatchewan Inc., Senior Notes, 5.875% due 12/1/36	161,189

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $5,851,018)	5,430,385

ASSET-BACKED SECURITIES — 0.3%
FINANCIALS — 0.3%
Automobiles — 0.3%
37,296	BMW Vehicle Owner Trust, 5.130% due 9/27/10	37,272
	Harley-Davidson Motorcycle Trust:
47,904	3.200% due 5/15/12	45,624
73,622	3.760% due 12/17/12	70,256

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $153,494)	153,152

MORTGAGE-BACKED SECURITIES — 11.1%
FHLMC — 3.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
397,218	6.000% due 9/1/37 (a)	410,300
	Gold:
1,263,484	5.000% due 7/1/35-6/1/36 (a)	1,285,185
100,244	7.500% due 8/1/36 (a)	105,108

	Total FHLMC	1,800,593

FNMA — 7.8%
	Federal National Mortgage Association (FNMA):
348,662	5.000% due 5/1/18 (a)	359,252
1,916,314	6.000% due 6/1/22-9/1/37 (a)	1,978,110
1,604,720	5.500% due 6/1/36 (a)	1,644,303
321,953	6.500% due 2/1/37 (a)	335,891

	Total FNMA	4,317,556

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $5,847,625)	6,118,149

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.1%
U.S. Government Agencies — 7.2%
1,055,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 7.000% due 3/15/10 (a)	1,124,570
	Federal National Mortgage Association (FNMA):
365,000	Bonds, 6.625% due 11/15/30 (a)	469,384
	Notes:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value

U.S. Government Agencies — 7.2% (continued)
$369,000	4.625% due 10/15/13 (a)	$404,700
770,000	5.000% due 4/15/15 (a)	858,954
503,000	4.875% due 12/15/16 (a)	538,996
509,000	5.375% due 6/12/17 (a)	566,378

	Total U.S. Government Agencies	3,962,982

U.S. Government Obligations — 0.9%
152,000	U.S. Treasury Bonds, 6.000% due 2/15/26	194,156
	U.S. Treasury Notes:
248,000	4.250% due 11/15/14	279,736
54,000	3.750% due 11/15/18	58,169

	Total U.S. Government Obligations	532,061

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $4,182,743)	4,495,043

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $62,520,359)	52,752,943

SHORT-TERM INVESTMENT — 3.5%
Repurchase Agreement — 3.5%
1,905,640	JPMorgan Chase tri-party repurchase agreement dated 1/30/09, 0.200% due 2/2/09; Proceeds at maturity — $1,905,672; (Fully collateralized by U.S. government agency obligation, 5.375% due 7/21/28; Market value — $1,995,534) (Cost — $1,905,640)	1,905,640

	TOTAL INVESTMENTS — 99.4% (Cost — $64,425,999#)	54,658,583
	Other Assets in Excess of Liabilities — 0.6%	330,897

	TOTAL NET ASSETS — 100.0%	$54,989,480

*	Non-income producing security.

(a)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in securities	$54,658,583	$36,556,214	$18,102,369	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,831,573
Gross unrealized depreciation	(11,598,989)

Net unrealized depreciation	$(9,767,416)

3. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer

Date: March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer

Date: March 25, 2009

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak Chief Financial Officer

Date: March 25, 2009